FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 613	$ 623
Disclosure of financial liabilities [line items]
Financial liabilities	7,234	5,021
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	69	77
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	7,165	4,944
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	27	29
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	586	594
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	505	487
Accounts payable and other | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	505	487
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	3,477	3,526
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,477	3,526
Exchangeable and class B shares(2)
Disclosure of financial liabilities [line items]
Financial liabilities	2,221	0
Exchangeable and class B shares(2) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0
Exchangeable and class B shares(2) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,221
Financial liabilities (current and non-current)(1)
Disclosure of financial liabilities [line items]
Financial liabilities	1,031	1,008
Financial liabilities (current and non-current)(1) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	69	77
Financial liabilities (current and non-current)(1) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	962	931
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	192	204
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	192	204
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	394	390
Accounts receivable and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	394	390
Financial assets (current and non-current)(1)
Disclosure of financial assets [line items]
Financial assets	27	29
Financial assets (current and non-current)(1) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	27	29
Financial assets (current and non-current)(1) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 0